Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	827,589,813.19	35,007
Yield Supplement Overcollateralization Amount 05/31/19	50,500,625.40	0
Receivables Balance 05/31/19	878,090,438.59	35,007
Principal Payments	26,233,104.53	517
Defaulted Receivables	1,315,829.31	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	48,283,619.35	0
Pool Balance at 06/30/19	802,257,885.40	34,444

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.25%
Prepayment ABS Speed	1.40%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	6,244,596.69	216
Past Due 61-90 days	1,462,753.28	55
Past Due 91-120 days	308,897.69	15
Past Due 121+ days	0.00	0
Total	8,016,247.66	286

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	818,732.56
Aggregate Net Losses/(Gains) - June 2019	497,096.75
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	0.48%
Third Prior Net Losses Ratio	0.76%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	9,225,965.68
Actual Overcollateralization	9,225,965.68
Weighted Average APR	4.19%
Weighted Average APR, Yield Adjusted	6.82%
Weighted Average Remaining Term	58.17

Flow of Funds	$ Amount

Collections	29,983,464.05
Investment Earnings on Cash Accounts	13,019.00
Servicing Fee	(731,742.03)
Transfer to Collection Account	-
Available Funds	29,264,741.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,022,121.29
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	164,644.94
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,225,965.68
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,055,750.86

Total Distributions of Available Funds	29,264,741.02

Servicing Fee	731,742.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 06/17/19	818,072,530.34
Principal Paid	25,040,610.62
Note Balance @ 07/15/19	793,031,919.72

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2a
Note Balance @ 06/17/19	282,442,078.49
Principal Paid	20,569,073.01
Note Balance @ 07/15/19	261,873,005.48
Note Factor @ 07/15/19	81.3270203%

Class A-2b
Note Balance @ 06/17/19	61,400,451.85
Principal Paid	4,471,537.61
Note Balance @ 07/15/19	56,928,914.24
Note Factor @ 07/15/19	81.3270203%

Class A-3
Note Balance @ 06/17/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	351,000,000.00
Note Factor @ 07/15/19	100.0000000%

Class A-4
Note Balance @ 06/17/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	76,260,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	31,320,000.00
Note Factor @ 07/15/19	100.0000000%

Class C
Note Balance @ 06/17/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	15,650,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,168,379.54
Total Principal Paid	25,040,610.62
Total Paid	27,208,990.16

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	708,458.88
Principal Paid	20,569,073.01
Total Paid to A-2a Holders	21,277,531.89

Class A-2b
One-Month Libor	2.39425%
Coupon	2.53425%
Interest Paid	121,025.41
Principal Paid	4,471,537.61
Total Paid to A-2b Holders	4,592,563.02

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0825173
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.0490676
Total Distribution Amount	26.1315849

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.2001829
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.8791087
Total A-2a Distribution Amount	66.0792916

A-2b Interest Distribution Amount	1.7289344
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.8791087
Total A-2b Distribution Amount	65.6080431

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	6.58
Noteholders' Third Priority Principal Distributable Amount	624.98
Noteholders' Principal Distributable Amount	368.44

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	2,609,619.51
Investment Earnings	5,045.22
Investment Earnings Paid	(5,045.22)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51